UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4006

CitiFunds Trust I

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

CITIFUNDS TRUST I

SMITH BARNEY
 EMERGING MARKETS EQUITY FUND

FORM N-Q
JULY 31, 2005

ITEM 1.       SCHEDULE OF INVESTMENTS

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 92.6%
Brazil — 11.1%
4,500	Banco do Brasil SA	$58,982
5,900	Brasil Telecom Participacoes SA, Sponsored ADR	205,143
4,600	Braskem SA, Sponsored ADR	87,400
17,357	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	379,771
15,400	Companhia Vale do Rio Doce, Sponsored ADR	428,890
7,100	Diagnosticos da America SA*	89,196
4,900	EDP - Energias do Brasil SA*	44,835
8,300	Grendene SA	55,785
17,800	Petroleo Brasileiro SA, Sponsored ADR	813,816
3,600	Tele Centro Oeste Celular Participacoes SA, Sponsored ADR	35,640
5,816	Tele Norte Leste Participacoes SA, Sponsored ADR	91,137
26,000	Telesp Celular Participacoes SA, Sponsored ADR	114,140
4,058	Tim Participacoes SA, ADR	65,821
500	Ultrapar Participacoes SA, Sponsored ADR	8,200
5,300	Unibanco-Uniao de Bancos Brasileiros SA	38,840
500	Unibanco-Uniao de Bancos Brasileiros SA, Sponsored GDR	18,395

	Total Brazil	2,535,991

Chile — 0.5%
19,302,420	CorpBanca SA	108,171

China — 4.4%
324,000	China Petroleum & Chemical Corp., Class H Shares	140,640
360,000	China Shenhua Energy Co., Ltd, Class H Shares*	381,986
382,000	Huaneng Power International, Inc., Class H Shares	277,590
59,500	Weiqiao Textile Co., Ltd., Class H Shares	78,439
156,800	Yanzhou Coal Mining Co., Ltd., Class H Shares	127,051

	Total China	1,005,706

Czech Republic — 1.4%
6,900	Komercni Banka AS, Sponsored GDR	307,740

Hong Kong — 2.9%
66,000	China Merchants Holdings International Co., Ltd.	134,120
45,000	China Mobile (Hong Kong) Ltd.	180,575
68,500	China Netcom Group Corp. (Hong Kong), Ltd.	104,400
124,000	China Resources Enterprise Ltd.	204,935
17,000	Shanghai Industrial Holdings Ltd.	36,076

	Total Hong Kong	660,106

Indonesia — 0.3%
52,000	PT Gudang Garam Tbk	68,149

Israel — 4.8%
87,262	Bank Hapoalim Ltd.	293,527
82,559	Bank Leumi Le-Israel	232,609
8,400	Check Point Software Technologies Ltd.*	189,252
11,785	Teva Pharmaceutical Industries Ltd., Sponsored ADR	370,049

	Total Israel	1,085,437

Malaysia — 5.7%
5,100	British American Tobacco (Malaysia) Berhad	54,393
97,100	Gamuda Berhad	120,647
32,100	Genting Berhad	171,177
29,481	IJM Corp. Berhad	39,303
156,500	Magnum Corp. Berhad	88,880
38,100	Malakoff Berhad	79,237
94,200	PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	83,387
38,200	Public Bank Berhad	75,371
161,800	Telekom Malaysia Berhad	470,236

See Notes to Schedule of Investments

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

Malaysia (continued)
38,900	Tenaga Nasional Berhad	$115,129

	Total Malaysia	1,297,760

Mexico — 3.7%
4,165	Coca-Cola Femsa SA de CV, Sponsored ADR	118,744
16,400	Consorcio ARA SA de CV	59,956
52,500	Grupo Bimbo SA de CV, Series A Shares	174,348
8,610	Grupo Financiero Banorte SA de CV, Series O Shares	72,303
49,300	Grupo Modelo SA de CV, Series C Shares	162,558
12,900	Telefonos de Mexico SA de CV, Series L Shares, Sponsored ADR	248,583

	Total Mexico	836,492

Russia — 7.0%
18,021	AFK Sistema, Registered Shares, Sponsored GDR	319,332
7,267	AO VimpelCom, Sponsored ADR*	278,908
3,549	Gazprom, Registered Shares, Sponsored ADR (a)	141,960
9,945	LUKOIL, Sponsored ADR	411,226
8,200	Mobile TeleSystems, Sponsored ADR	290,772
3,442	Surgutneftegaz, Sponsored ADR	140,571

	Total Russia	1,582,769

South Africa — 5.7%
3,120	Impala Platinum Holdings Ltd.	289,294
659	Massmart Holdings Ltd.	4,940
59,907	MTN Group Ltd.	424,204
54,581	Standard Bank Group Ltd.	588,010

	Total South Africa	1,306,448

South Korea — 21.4%
510	Cheil Communications, Inc.	99,678
2,530	Hyundai Mobis	185,430
8,930	Kookmin Bank	475,603
12,330	Korea Electric Power Corp.	430,158
10,850	KT Corp., Sponsored ADR	240,219
9,430	KT&G Corp.	380,591
1,820	POSCO	364,605
2,905	Samsung Electronics Co., Ltd.	1,603,953
18,420	Shinhan Financial Group Co., Ltd.	560,718
560	Shinsegae Co., Ltd.	198,925
15,518	SK Telecom Co., Ltd., Sponsored ADR	333,171

	Total South Korea	4,873,051

Taiwan — 18.0%
184,000	Advanced Semiconductor Engineering, Inc.*	144,336
195,000	Cathay Financial Holding Co., Ltd.	389,755
280,000	Chinatrust Financial Holding Co., Ltd.	296,517
290,000	EVA Airways Corp.	136,947
296,000	Far Eastern Textile Co., Ltd.	240,088
148,240	Formosa Plastics Corp.	230,244
73,000	Hon Hai Precision Industry Co., Ltd.	410,009
169,000	Mega Financial Holding Co., Ltd.	113,745
146,820	Nan Ya Plastics Corp.	185,656
39,000	President Chain Store Corp.	77,095
174,000	Quanta Computer, Inc.	320,483
105,823	Siliconware Precision Industries Co.	108,911
137,000	Taiwan Mobile Co., Ltd.	135,410
465,498	Taiwan Semiconductor Manufacturing Co., Ltd.	777,047
164,000	Unimicron Technology Corp.	135,337
342,000	United Microelectronics Corp.	241,986
277,000	Yageo Corp.*	100,822
75,000	Yuanta Core Pacific Securities Co.	54,950

	Total Taiwan	4,099,338

See Notes to Schedule of Investments

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

Thailand — 5.2%
528,200	Asian Property Development PCL	$44,872
523,500	Asian Property Development PCL, NVDR	44,473
706,300	Italian-Thai Development PCL	142,379
198,200	Kasikornbank PCL	285,385
151,000	Kasikornbank PCL, NVDR	210,175
758,800	Krung Thai Bank PCL	175,269
414,500	Land & Houses PCL, NVDR	71,620
10,100	Siam Cement PCL, NVDR	56,233
166,600	Thai Airways International PCL	159,923

	Total Thailand	1,190,329

Turkey — 0.5%
17,369	Arcelik AS	105,980

	TOTAL COMMON STOCK
	(Cost — $19,243,001)	21,063,467

PREFERRED STOCK — 2.1%
Brazil — 2.1%
4,500	Bradespar SA	85,741
4,461,000	Centrais Electricas Brasileiras SA, Series B Shares	57,070
22,400	Tam SA*	178,225
5,300	Telemar Norte Leste SA, Series A Shares	119,849
2,388,000	Ultrapar Participacoes SA	39,050

	TOTAL PREFERRED STOCK
	(Cost — $451,975)	479,935

RIGHT — 0.0%
Malaysia — 0.0%
4,520	IJM Corp. Berhad	181
	(Cost — $0)

WARRANTS	SECURITY	VALUE

WARRANTS — 2.6%(a)
21,400	MSDW Asia Securities Products LLC, Each warrant exercisable for 1 share of
	Hindustan Petroleum Corp., common stock, expires 8/13/07*	143,680
14,700	MSDW Asia Securities Products LLC, Each warrant exercisable for 1 share of
	Oil & Natural Gas Corp., Ltd. common stock, expires 3/14/07*	317,152
11,375	MSDW Asia Securities Products LLC, Each warrant exercisable for 1 share of
	Satyam Computer Servcies, Ltd., common stock, expires 3/21/07*	136,409

	TOTAL WARRANTS
	(Cost — $547,169)	597,241

SHARES	SECURITY	VALUE

EQUITY LINKED NOTES — 1.8%(a)(b)
India — 1.8%
$3,300	UBS Hindalco Industry Ltd., 0.000% due 1/17/06	96,393
4,857	UBS Infosys Technology Ltd., 0.000% due 1/17/06	253,487
1,486	UBS ITC Ltd., 0.000% due 1/17/06	57,434

	TOTAL EQUITY LINKED NOTES
	(Cost — $354,924)	407,314

	TOTAL INVESTMENTS — 99.1% (Cost — $20,597,069#)	22,548,138

	Other Assets in Excess of Liabilities — 0.9%	214,803

	TOTAL NET ASSETS — 100.0%	$22,762,941

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees unless otherwise noted.

(b)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.

Abbreviations used in this schedule:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
MTN — Medium-Term Note
NVDR — Non-Voting Depositary Receipt

See Notes to Schedule of Investments

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Summary of Investments by Sector* (unaudited)

7/31/2005

Financials	19.7%
Information Technology	19.6
Telecommunication Services	16.2
Energy	9.9
Materials	9.4
Consumer Staples	7.5
Industrials	5.6
Consumer Discretionary	5.4
Utilities	4.7
Health Care	2.0

100.0

* As a percentage of total investments. Please note that Fund holdings are as of July 31, 2005 and are subject to change.

See Notes to Schedule of Investments

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Emerging Markets Equity Fund (the “Fund”), is a separate diversified investment fund of CitiFunds Trust I (“Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Equity Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchase and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Concentration Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,241,486
Gross unrealized depreciation	(290,417)

Net unrealized appreciation	$1,951,069

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust I

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date	September 28, 2005